Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Summary of activity of derivative liability
$
Balance at December 31, 2012	26,627
Debt discount	124,902
Derivative due to mark to market adjustment	135,150
Balance at December 31, 2013	286,679
Derivative loss due to new issuances	122,265
Debt discount	261,000
Reclass to share capital	(355,825)
Derivative due to mark to market adjustment	(77,058)
Balance at December 31, 2014	237,061
Derivative loss due to new issuances	91,358
Debt discount	137,374
Reclass to share capital	(282,806)
Derivative due to mark to market adjustment	109,333
Balance at December 31, 2015	292,320